Subsequent Events (Details) - USD ($)				3 Months Ended
	Apr. 30, 2025	Apr. 01, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Subsequent Events
Shares issued (in shares)	40,000
Gross proceeds	$ 51,400
Net proceeds	$ 50,100
ATM offering
Subsequent Events
Shares issued (in shares)			18,775,819	4,611,370	8,044,200
Sale of stock per share			$ 1.56	$ 1.56	$ 1.39
Gross proceeds				$ 7,200,000	$ 11,100,000
Net proceeds			$ 28,900,000	$ 7,000,000	$ 10,700,000
Major Ordinary Share Transactions | ATM offering
Subsequent Events
Shares issued (in shares)		1,288,768
Sale of stock per share		$ 1.47
Gross proceeds		$ 1,900,000
Net proceeds		$ 1,900,000